Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 23, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
MSCI All Country World Index
Account Value [Line Items]
Account Value	$ 25,439	$ 25,667	$ 24,052	$ 23,348	$ 21,556	$ 19,394	$ 20,056	$ 18,859	$ 17,552	$ 15,974	$ 17,122	$ 20,270	$ 21,395	$ 20,039	$ 20,231	$ 18,815	$ 17,974	$ 15,658	$ 14,464	$ 12,115	$ 15,385	$ 14,106	$ 14,092	$ 13,576	$ 12,086	$ 13,837	$ 13,254	$ 13,159	$ 13,271	$ 12,539	$ 11,907	$ 11,399	$ 10,649	$ 10,512	$ 9,971	$ 9,854		$ 9,816	$ 9,335	$ 10,297	$ 10,244	$ 10,000
MSCI All Country World Index
Account Value [Line Items]
Account Value	1,306,688	1,318,431	1,235,437	1,199,294	1,107,220	996,190	1,030,182	968,689	901,592	820,512	879,509	1,041,188	1,098,976	1,029,308	1,039,196	966,446	923,227	804,267	742,963	622,284	790,272	724,570	723,845	697,331	620,812	710,737	680,791	675,946	681,681	644,089	611,617	585,537	546,989	539,955	512,151	506,144	$ 500,000
MSCI World IMI Communications Services 10/40 Index
Account Value [Line Items]
Account Value	17,411	16,832	15,623	15,311	14,090	12,602	12,936	12,417	10,727	10,274	11,797	14,377	15,910	16,833	17,305	16,259	15,488	13,256	12,168	10,289	12,663	11,835	11,848	11,240	10,122	10,943	10,425	10,728	11,353	11,162	10,856	10,629	10,286	10,663	10,811	10,688		10,213	9,622	10,541	10,151	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275		$ 10,138	$ 9,471	$ 10,123	$ 10,095	$ 10,000
MSCI World IMI Communications Services 10/40 Index
Account Value [Line Items]
Account Value	825,494	798,075	740,751	725,942	668,030	597,502	613,335	588,744	508,608	487,105	559,315	681,667	754,338	798,100	820,505	770,866	734,324	628,504	576,900	487,837	600,392	561,114	561,753	532,933	479,896	518,852	494,298	508,648	538,263	529,202	514,735	503,974	487,705	505,561	512,593	506,740	500,000
S&P 500 Index
Account Value [Line Items]
Account Value	$ 1,686,242	$ 1,646,573	$ 1,555,035	$ 1,491,157	$ 1,348,781	$ 1,207,594	$ 1,248,461	$ 1,148,093	$ 1,068,023	$ 992,946	$ 1,043,916	$ 1,244,255	$ 1,304,230	$ 1,174,695	$ 1,167,897	$ 1,075,919	$ 1,013,345	$ 903,577	$ 829,507	$ 688,140	$ 855,875	$ 784,702	$ 771,598	$ 739,760	$ 650,922	$ 752,684	$ 698,801	$ 675,602	$ 680,770	$ 638,353	$ 610,979	$ 592,676	$ 558,780	$ 538,198	$ 518,235	$ 505,816	$ 500,000